Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Significant Revenue and Expense Categories

The following table presents the significant revenue and expense categories in the Company’s single operating segment:

	March 31, 2026	March 31, 2025	March 31, 2024
Revenue	$43,269,569	$36,539,846	$36,598,667
Cost of sales	(34,009,809)	(26,964,611)	(28,636,850)
Selling and marketing expenses	(1,088,455)	(782,523)	(322,961)
General and administrative expenses	(7,185,009)	(2,250,827)	(2,369,855)
Research and development expenses	(7,811,079)	(3,462,715)	(2,286,141)
Other income (expenses), net	(137,420)	78,790	(55,413)
Benefit from (provision for) income taxes	1,311,824	24,605	(109,622)
NET (LOSS) INCOME	$(5,650,379)	$3,182,565	$2,817,825